Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments and other current assets
Schedule of prepayments and other assets

	As of December 31,
	2024	2025
VAT recoverable and refund	62,620	57,828
Prepayments to vendors (Note a)	18,848	33,997
Deferred charges	3,808	2,724
Deposits	2,150	2,145
Others (Note b, c)	3,448	3,013
Total	90,874	99,707

Note a: Prepayments to vendors mainly represent prepayments made to third-party suppliers for foundry services. The Company also records a write-down for the prepayment to third-party suppliers when the Company believes that the net realizable value (being the estimated selling price of final products, less the costs of completion and selling expenses) of finished goods is less than its carrying amount. For the years ended December 31, 2023, 2024 and 2025, the Company recorded write-downs of US$5,627, US$9,745 and US$694 for the prepayment to third-party suppliers in cost of revenues, respectively.

Note b: During the years ended December 31, 2023, 2024 and 2025, the Company recorded provision of allowance for other receivables of US$0.3, US$1,596 and nil, respectively.

Note c: In 2025, the Company determined to dispose property and equipment related to edge computing application. As of December 31, 2025, US$464 of relevant property and equipment that were not handed over to the buyer met the criteria to be classified as held for sale, which are recorded in other current assets of the Company’s consolidated balance sheets.